UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Check here if Amendment             [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature,                             Place, and             Date of Signing:
----------                             ----------             ----------------
/s/ Kenneth P. Pearlman            New York, New York          February 12, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A






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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $136,593
                                           (thousands)

List of Other Included Managers:            None







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                                              FORM 13F INFORMATION TABLE

             COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7        COLUMN 8
                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE         CUSIP    (x$1000)   PRN AMT PRN CALL   DISCRETION    MANAGERS    SOLE SHARED NONE
                                  OF CLASS
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP               COM NEW      01859P609   3,836    155,600     SH        Sole          N/A           155,600
AMERICAN AXLE & MFG HLDGS INC
                                     COM        024061103  12,938    320,100     SH        Sole          N/A           320,100
AMERICAN EAGLE OUTFITTERS NEW
                                     COM        02553E106   3,219    196,250     SH        Sole          N/A           196,250
BEST BUY INC                         COM        086516101   1,653     31,650     SH        Sole          N/A            31,650
BOYDS COLLECTION LTD                 COM        103354106     654    153,900     SH        Sole          N/A           153,900
C H ROBINSON WORLDWIDE INC
                                     COM        12541W100       8        200     SH        Sole          N/A               200
CARMAX, INC                          COM        143130102   1,377     44,534     SH        Sole          N/A            44,534
CENTEX CORP                          COM        152312104   4,489     41,700     SH        Sole          N/A            41,700
CIT GROUP                            COM        125581108   5,975    166,200     SH        Sole          N/A           166,200
COVENANT TRANS INC                  CL A        22284P105   2,388    125,600     SH        Sole          N/A           125,600
DOLLAR GEN CORP                      COM        256669102   2,718    129,500     SH        Sole          N/A           129,500
DOLLAR TREE STORES INC               COM        256747106   1,708     56,800     SH        Sole          N/A            56,800
ETHAN ALLEN INTERIORS INC            COM        297602104   2,310     55,150     SH        Sole          N/A            55,150
FURNITURE BRANDS INTL INC            COM        360921100      59      2,000     SH        Sole          N/A             2,000
GAP INC DEL                          COM        364760108   4,108    177,000     SH        Sole          N/A           177,000
GENENTECH INC                      COM NEW      368710406  14,616    156,200     SH        Sole          N/A           156,200
GRUPO TMM S A DE CV                 SP ADR      40051D105     357     84,300     SH        Sole          N/A            84,300
                                    A SHS
HEARTLAND EXPRESS INC                COM        422347104   4,343    179,525     SH        Sole          N/A           179,525
HUMANA INC                           COM        444859102   1,508     66,000     SH        Sole          N/A            66,000
HUNT J B TRANS SVCS INC              COM        445658107   4,219    156,200     SH        Sole          N/A           156,200
KNIGHT TRANSN INC                    COM        499064103   5,646    220,098     SH        Sole          N/A           220,098
LOWES COS INC                        COM        548661107   6,259    113,000     SH        Sole          N/A           113,000
MAGNA ENTMT CORP                    CL A        559211107   1,680    332,600     SH        Sole          N/A           332,600
MAXIM INTEGRATED PRODS INC
                                     COM        57772K101   5,880    118,600     SH        Sole          N/A           118,600
MEDTRONIC INC                        COM        585055106   5,571    114,600     SH        Sole          N/A           114,600
OLD DOMINION FREIGHT LINE INC        COM        679580100   3,768    110,550     SH        Sole          N/A           110,550
RARE HOSPITALITY INTL INC            COM        753820109   8,619    352,650     SH        Sole          N/A           352,650
RYANAIR HLDGS PLC                 SPONSORED     783513104   7,082    139,800     SH        Sole          N/A           139,800
                                     ADR
STAPLES INC                          COM        855030102   7,595    278,197     SH        Sole          N/A           278,197
SUPERTEX INC                         COM        868532102     841     43,700     SH        Sole          N/A            43,700
SWIFT TRANSN CO                      COM        870756103   1,892     90,000     SH        Sole          N/A            90,000
TOLL BROTHERS INC.                   COM        889478103   1,260     31,700     SH        Sole          N/A            31,700
TWEETER HOME ENTMT GROUP INC
                                     COM        901167106   4,171    441,400     SH        Sole          N/A           441,400
URBAN OUTFITTERS INC                 COM        917047102   3,846    103,800     SH        Sole          N/A           103,800

                              TOTAL                       136,593

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